INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2022
Operating Loss Carryforwards [Line Items]
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	$ 900,000
Provision for income taxes	0	$ 0
Tax Credit Carryforward, Amount	850,000	179,000	$ 900,000
Federal
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	30,300,000		32,500,000
Net operating loss carryforwards, subject to expiration	13,000,000		13,000,000
Net operating loss carryforwards, carried forward indefinitely	17,300,000		19,500,000
Tax Credit Carryforward, Amount		$ 850,000
State
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 22,400,000		$ 23,400,000